Long-term debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
$ 299 million Lampung facility:
$ 178.6 million Export credit tranche	$164,918	$168,640
$ 58.5 million FSRU tranche	42,649	43,693
Total debt	207,567	212,333
Less: Current portion of long-term debt	(19,062)	(19,062)
Long-term debt	$188,505	$193,271